Deferred Taxation - Major Deferred Tax (Assets) Liabilities Recognized and Movement (Detail) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance		¥ 30,509		¥ 45,967
Charge (credit) to profit or loss		(78,244)	$ (11,991)	(15,458)	¥ (15,203)
Ending balance		(47,735)	(7,316)	30,509	45,967
Unrealized profit in inventories [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance		(376)		(386)
Charge (credit) to profit or loss		367		10
Ending balance		(9)	(1)	(376)	(386)
Undistributed profits of PRC subsidiaries [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance		53,355		53,355
Ending balance		53,355	8,177	53,355	53,355
Deferred income [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance		(1,037)		(1,156)
Charge (credit) to profit or loss		121		119
Ending balance		(916)	(141)	(1,037)	(1,156)
Fair value adjustment on trade names [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance		4,250		4,250
Ending balance		4,250	651	4,250	4,250
Fair value adjustments on acquisition of Zhengxing Wheel other than trade names [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance		17,602		18,160
Charge (credit) to profit or loss		(1,519)		(558)
Ending balance		16,083	2,465	17,602	18,160
Unused tax losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance		(51,691)		(37,193)
Charge (credit) to profit or loss		(66,091)		(14,498)
Ending balance		(117,782)	(18,051)	(51,691)	(37,193)
Others [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	[1]	8,406		8,937
Charge (credit) to profit or loss	[1]	(11,122)		(531)
Ending balance	[1]	¥ (2,716)	$ (416)	¥ 8,406	¥ 8,937

[1]	Others include impairment loss on property, plant and equipment, and interest expense capitalized in construction in progress.